Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Preferred Stock	Common Stock SPA	Common Stock	Additional Paid-in Capital SPA	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	SPA	Total
Balance at Dec. 31, 2022					$ 627,936	$ (624,187)	$ (88)		$ 3,661
Balance (in shares) at Dec. 31, 2022	95,388		8,955
Changes in Stockholders' (Deficit) Equity
Net loss						(11,387)			(11,387)
Issuance of common stock pursuant to reverse stock split (in shares)			318
Stock-based compensation expense, net					766				766
Common stock purchased					10,140				10,140
Common stock purchased (in shares)			55,973
Equity issuance costs					(653)				(653)
Issuance of stock from RSUs (in shares)			44
Institutional exercise of warrants					4,136				4,136
Institutional exercise of warrants (in shares)			339,147
Balance at Dec. 31, 2023					642,325	(635,574)	(88)		6,663
Balance (in shares) at Dec. 31, 2023	95,388		404,437
Changes in Stockholders' (Deficit) Equity
Net loss						(7,130)			(7,130)
Other comprehensive income, net of tax							(16)		(16)
Issuance of common stock pursuant to reverse stock split (in shares)			198,014
Stock-based compensation expense, net					184				184
Common stock purchased				$ 22				$ 22
Common stock purchased (in shares)		25,283
Issuance of stock from RSUs (in shares)			5
Institutional exercise of warrants					24				24
Institutional exercise of warrants (in shares)			102,241
Balance at Dec. 31, 2024					$ 642,555	$ (642,704)	$ (104)		$ (253)
Balance (in shares) at Dec. 31, 2024	95,388		729,980